Description of business and organization (Details)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
B E L [Member]
Place of incorporation and kind of legal entity	[1]	Hong Kong, limited liability company
Particulars of issued capital/ registered capital	[1]	HK$5,000,000 (US$641,026)
Percentage of capital held by the Company	[1]	100.00%	100.00%
Principal activities	[1]	Investment holding, providing management and administrative support to the Group companies
B I L [Member]
Place of incorporation and kind of legal entity		Hong Kong, limited liability company
Particulars of issued capital/ registered capital		HK$3,000,000 (US$384,615)
Percentage of capital held by the Company		100.00%	100.00%
Principal activities		Investment holding and property investment
B E S C L [Member]
Place of incorporation and kind of legal entity		PRC, limited liability company
Particulars of issued capital/ registered capital		US$12,621,222
Percentage of capital held by the Company		100.00%	100.00%
Principal activities		Investment holding and property rental
B A T L [Member]
Place of incorporation and kind of legal entity	[1]	Hong Kong, limited liability company
Particulars of issued capital/ registered capital	[1]	HK$1,000,000 (US$128,205)
Percentage of capital held by the Company	[1]	100.00%	100.00%
Principal activities	[1]	Investment holding and trading of scales and pet electronic products
B A T X X C L [Member]
Place of incorporation and kind of legal entity		PRC, limited liability company
Particulars of issued capital/ registered capital		US$10,000,000
Percentage of capital held by the Company		100.00%	100.00%
Principal activities		Production of scales and pet electronic products and property rental
B T L [Member]
Place of incorporation and kind of legal entity		PRC, limited liability company
Particulars of issued capital/ registered capital		HK$200,000
Percentage of capital held by the Company		100.00%	100.00%
Principal activities		Product development
Modus Pets Inc [Member]
Place of incorporation and kind of legal entity		Neveda, USA
Particulars of issued capital/ registered capital		US$75,000
Percentage of capital held by the Company		100.00%	100.00%
Principal activities		Trading of scales and pet electronic products

[1]	Shares directly held by the Company